Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Investments Abstract]
Investment in Quleduo	$ 1,500,000	$ 1,500,000
Less: share of equity loss in Quleduo	(20,600)	(19,200)
Long-term investments, total	$ 1,479,400	$ 1,480,800